Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Miscellaneous non-current liabilities [abstract]
Summary of Other Liabilities

As at	June 30, 2022	December 31, 2021
Pension and Other Post-Employment Benefit Plan	219	288
Provision for West White Rose Expansion Project (1)	212	259
Provisions for Onerous and Unfavourable Contracts	75	99
Employee Long-Term Incentives	116	74
Drilling Provisions	26	56
Deferred Revenue	43	41
Other	99	112
	790	929
(1)    On May 31, 2022, the Company divested of 12.5 percent of its working interest in the White Rose field and satellite extensions reducing the provision by $47 million (see Note 8). Cenovus expects to draw down the provision by $46 million in the next twelve months.